Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	SCT Total Compensation for CEO	Compensation Actually Paid to CEO (1)	Average SCT Total Compensation for Other NEOs (2)	Average Compensation Actually Paid to Other NEOs (1)(2)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in millions)	Annual Recurring Revenue (in millions)
					PROS Cumulative TSR	Peer Group Cumulative TSR (3)
2022	$6,702,001	$2,824,846	$2,673,432	$(112,975)	$40	$106	$(82)	$245
2021	$7,339,632	$1,811,242	$3,628,443	$997,555	$58	$135	$(81)	$227
2020	$5,463,012	$(2,648,100)	$2,727,907	$159,042	$85	$118	$(77)	$210

Company Selected Measure Name	Annual Recurring Revenue
Named Executive Officers, Footnote [Text Block]	(2) For 2022, includes Stefan Schulz, CFO, and Leslie Rechan, former COO. For 2021, this includes Stefan Schulz, Leslie Rechan, and Roberto Reiner, former Chief Technology Officer. For 2020, includes Stefan Schulz, Leslie Rechan, Roberto Reiner, and Thomas Dziersk, former EVP, Worldwide Sales.
Peer Group Issuers, Footnote [Text Block]	(3) For purposes of this table, the Peer Group used is the Russell 2000 Index.
PEO Total Compensation Amount	$ 6,702,001	$ 7,339,632	$ 5,463,012
PEO Actually Paid Compensation Amount	$ 2,824,846	1,811,242	(2,648,100)
Adjustment To PEO Compensation, Footnote [Text Block]

CEO
		2020	2021	2022
	Summary Compensation Table Total	$5,463,012	$7,339,632	$6,702,001
Less:	Grant Date Fair Value of Stock Awards	$(4,766,465)	$(6,102,556)	$(5,970,413)
Plus:	Fair Value at Year-End of Unvested Stock Awards Granted in the Covered Year*	$2,005,415	$3,334,886	$4,223,768
	Change in Fair Value of Unvested Stock Awards Granted in Prior Years*	$(2,953,760)	$(2,298,431)	$(1,632,905)
	Change in Fair Value of Stock Awards From Prior Years that Vested in the Covered Year*	$(2,396,302)	$(462,289)	$(497,604)
=	Compensation Actually Paid	$(2,648,100)	$1,811,242	$2,824,846

Non-PEO NEO Average Total Compensation Amount	$ 2,673,432	3,628,443	2,727,907
Non-PEO NEO Average Compensation Actually Paid Amount	$ (112,975)	997,555	159,042
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average of Other NEOs
		2020	2021	2022
	Summary Compensation Table Total	$2,727,907	$3,628,443	$2,673,432
Less:	Grant Date Fair Value of Stock Awards	$(2,320,434)	$(2,872,977)	$(1,335,528)
Plus:	Fair Value at Year-End of Unvested Stock Awards Granted in the Covered Year*	$2,174,301	$1,660,435	$956,604
	Change in Fair Value of Unvested Stock Awards Granted in Prior Years*	$(485,114)	$(1,177,223)	$(417,568)
	Change in Fair Value of Stock Awards From Prior Years that Vested in the Covered Year*	$(907,039)	$(241,123)	$(206,936)
Less:	Fair Value of Stock Awards Forfeited During the Covered Year	$(1,030,580)	$—	$(1,782,979)
=	Compensation Actually Paid	$159,042	$997,555	$(112,975)

	*All Market Stock Unit (MSU) valuations included in "Compensation Actually Paid" values were performed using the Monte Carlo probability model in a manner consistent with the process used to determine MSU grant date fair values under ASC718 (refer to our 2022 Annual Report for additional detail).
Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

The following measures in our assessment represent the most important financial performance measures that link compensation actually paid to our NEOs for 2022 to our performance:

✓
Annual Recurring Revenue - Contractual recurring revenue, as of a specific date, including contracts with a future start date, together with annualized overage fees incurred above contracted minimum transactions, and excluding perpetual and term license agreements.

✓
Free Cash Flow - Net cash provided by (used in) operating activities, excluding severance payments, minus capital expenditures (excluding expenditures for the Company's new headquarters), purchases of other (non-acquisition-related) intangible assets and capitalized internal-use software development costs.

✓	Our Stock Price

Total Shareholder Return Amount	$ 40	58	85
Peer Group Total Shareholder Return Amount	106	135	118
Net Income (Loss)	$ (82,000,000)	$ (81,000,000)	$ (77,000,000)
Company Selected Measure Amount	245,000,000	227,000,000	210,000,000
Additional 402(v) Disclosure [Text Block]	(1) To calculate Compensation Actually Paid, the following amounts were deducted from and added to the applicable Summary Compensation Table (SCT) total compensation:
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual Recurring Revenue - Contractual recurring revenue, as of a specific date, including contracts with a future start date, together with annualized overage fees incurred above contracted minimum transactions, and excluding perpetual and term license agreements.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow - Net cash provided by (used in) operating activities, excluding severance payments, minus capital expenditures (excluding expenditures for the Company's new headquarters), purchases of other (non-acquisition-related) intangible assets and capitalized internal-use software development costs.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Our Stock Price
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,970,413)	$ (6,102,556)	$ (4,766,465)
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,223,768	3,334,886	2,005,415
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,632,905)	(2,298,431)	(2,953,760)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(497,604)	(462,289)	(2,396,302)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,335,528)	(2,872,977)	(2,320,434)
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	956,604	1,660,435	2,174,301
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(417,568)	(1,177,223)	(485,114)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(206,936)	(241,123)	(907,039)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,782,979)	$ 0	$ (1,030,580)